10-Q Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Weighted average common shares outstanding	Basic and diluted earnings per share are calculated as follows, based on a reconciliation of the weighted-average common shares outstanding on a basic and diluted basis:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
	(In thousands, except per share amounts)
Net income (loss)	$56,836	$38,562	$15,516	$(1,448)
Weighted average common shares outstanding - basic	56,566	56,566	56,566	56,566
Effect of dilutive restricted stock units	33	—	17	—
Weighted average common shares outstanding - diluted	56,599	56,566	56,583	56,566
Shares excluded from the calculation of diluted earnings per share	—	—	—	—
Net income (loss) per share - basic	$1.00	$.68	$.27	$(.03)
Net income (loss) per share - diluted	$1.00	$.68	$.27	$(.03)